SCHEDULE OF INVESTMENT IN REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021		Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Balance at the beginning of the year			$ 208,641,166		$ 244,320,582	$ 244,320,582		$ 254,675,874
Acquisitions						10,161,613		13,037,562
Improvements						2,834,367		6,393,711
Impairments			(300,000)		(845,674)	(1,730,851)
Impairments			300,000		845,674	1,730,851
Dispositions of real estate						(46,944,545)		(29,786,565)
Balance at the end of the year						208,641,166		244,320,582
Balance at the beginning of the year			$ (42,387,199)	[1]	$ (44,113,962)	(44,113,962)		(43,567,809)
Depreciation and amortization expense						(5,938,958)		(6,693,613)
Dispositions of real estate						7,665,721		6,147,460
Balance at the end of the year						(42,387,199)	[1]	(44,113,962)
Real estate assets, net						$ 166,253,967		$ 200,206,620

[1]	Depreciation is computed on a straight-line basis using useful lives up to 39 years